SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)						12 Months Ended
	May 16, 2024	Apr. 11, 2024	Mar. 09, 2024	Feb. 22, 2024	Jan. 17, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 08, 2024	Dec. 11, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized			30,000,000			30,000,000	30,000,000	5,000,000
Preferred stock, par value			$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized			270,000,000			270,000,000	270,000,000		45,000,000
Common stock, par value			$ 0.001			$ 0.001	$ 0.001		$ 0.001
Stock issued during period shares new issues	2,445,415			20,000
Total subscription proceeds				$ 99,020		$ 5,600,000	$ 2,027,574
Exercise price	$ 2.52
Ordinary shares, shares issued					275,000	3,970,558	1,173,867
Ordinary shares, shares outstanding					275,000	3,970,558	1,173,867
Commission paid					$ 168,532
Stockholders' Equity, Reverse Stock Split		1-for-10
Stock Issued During Period, Shares, Issued for Services			61,276
Share price	$ 2.29			$ 4.95
Proceeds from issuance of private placement	$ 5,600,000
Warrants to purchase of ordinary shares	7,336,245
Warrants expired	Sep. 15, 2024
Statutory surplus reserve, description						Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Xi'an DT [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-controlling interests rate						25.00%	25.00%
Tianjin YHX [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Non-controlling interests rate						49.00%	49.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues						2,445,415	275,000
Total subscription proceeds						$ 2,445	$ 275
Stock Issued During Period, Shares, Issued for Services							57,000
Common Stock [Member] | Five Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares new issues					275,000
Subscription price per share					$ 8.00
Total subscription proceeds					$ 2,200,000
Common Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price					$ 8.80
Exercisable term					24 months